Schedule of Investments (unaudited)	iShares® MSCI India ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Bharat Electronics Ltd.	21,242,528	$37,230,887
Hindustan Aeronautics Ltd., NVS	1,164,835	33,293,745
		70,524,632
Automobile Components — 1.6%
Balkrishna Industries Ltd.	449,432	13,902,997
Bharat Forge Ltd.	1,488,322	20,013,231
MRF Ltd.	11,084	14,853,753
Samvardhana Motherson International Ltd.	13,784,702	15,249,283
Sona Blw Precision Forgings Ltd.(a)	2,381,681	15,949,489
Tube Investments of India Ltd.	617,950	24,990,598
		104,959,351
Automobiles — 6.8%
Bajaj Auto Ltd.	394,684	28,879,462
Eicher Motors Ltd.	795,510	37,220,795
Hero MotoCorp Ltd.	638,889	29,294,427
Mahindra & Mahindra Ltd.	5,420,616	107,225,217
Maruti Suzuki India Ltd.	790,054	100,589,311
Tata Motors Ltd.	9,654,780	81,901,095
Tata Motors Ltd., Class A	2,636,451	15,105,404
TVS Motor Co.Ltd.	1,380,640	30,920,752
		431,136,463
Banks — 17.5%
AU Small Finance Bank Ltd.(a)	970,948	8,650,829
Axis Bank Ltd.	13,216,608	170,639,525
Bandhan Bank Ltd.(a)	4,176,040	11,338,029
Bank of Baroda	6,011,356	14,229,823
HDFC Bank Ltd.	16,303,886	305,655,398
ICICI Bank Ltd.	30,027,903	335,343,430
IDFC First Bank Ltd.(b)	20,091,707	20,571,156
IndusInd Bank Ltd.	1,656,293	29,118,383
Kotak Mahindra Bank Ltd.	6,353,315	133,937,833
State Bank of India	10,374,114	70,392,837
Yes Bank Ltd.(b)	75,213,268	17,464,555
		1,117,341,798
Beverages — 0.9%
United Spirits Ltd.	1,690,985	21,293,412
Varun Beverages Ltd.	2,642,722	35,084,934
		56,378,346
Building Products — 0.3%
Astral Ltd.	702,561	16,445,595

Capital Markets — 0.3%
HDFC Asset Management Co. Ltd.(a)	496,294	17,671,171

Chemicals — 3.2%
Asian Paints Ltd.	2,229,953	83,428,032
Berger Paints India Ltd.	1,693,794	11,666,525
PI Industries Ltd.	484,854	21,924,136
Pidilite Industries Ltd.	886,756	27,135,450
SRF Ltd.	861,393	24,482,365
Supreme Industries Ltd.	369,125	19,639,410
UPL Ltd.	2,617,577	17,928,316
		206,204,234
Commercial Services & Supplies — 0.2%
Indian Railway Catering & Tourism Corp. Ltd.	1,394,908	11,816,911

Construction & Engineering — 2.3%
Larsen & Toubro Ltd.	3,914,728	146,139,175
Security	Shares	Value

Construction Materials — 2.3%
Ambuja Cements Ltd.	3,462,250	$18,260,680
Grasim Industries Ltd.	1,530,769	36,880,387
Shree Cement Ltd.	52,413	16,822,880
UltraTech Cement Ltd.	671,130	72,538,390
		144,502,337
Consumer Finance — 3.7%
Bajaj Finance Ltd.	1,584,725	135,471,712
Cholamandalam Investment and Finance Co. Ltd.	2,439,168	32,740,986
Muthoot Finance Ltd.	699,994	12,458,526
SBI Cards & Payment Services Ltd.	1,650,762	14,644,753
Shriram Transport Finance Co. Ltd.	1,636,146	39,415,837
		234,731,814
Consumer Staples Distribution & Retail — 0.7%
Avenue Supermarts Ltd.(a)(b)	945,511	44,799,517

Diversified Telecommunication Services — 0.2%
Tata Communications Ltd.	656,733	13,431,356

Electric Utilities — 1.5%
Power Grid Corp. of India Ltd.	27,027,956	67,787,436
Tata Power Co. Ltd. (The)	8,357,123	26,863,311
		94,650,747
Electrical Equipment — 1.6%
ABB India Ltd.	307,899	16,331,622
CG Power and Industrial Solutions Ltd.	3,550,514	19,145,701
Havells India Ltd.	1,456,920	22,781,701
Polycab India Ltd.	259,287	16,378,901
Suzlon Energy Ltd.(b)	50,826,835	24,836,316
		99,474,241
Financial Services — 3.0%
Bajaj Finserv Ltd.	2,225,489	44,746,398
Bajaj Holdings & Investment Ltd.	155,228	13,698,624
Jio Financial Services Ltd., NVS(b)	18,458,072	50,774,569
One 97 Communications Ltd., NVS(b)	1,279,126	13,434,130
Power Finance Corp. Ltd.	8,625,144	34,669,033
REC Ltd.	7,647,502	31,988,440
		189,311,194
Food Products — 2.3%
Britannia Industries Ltd.	629,962	36,627,442
Marico Ltd.	3,007,321	19,434,895
Nestle India Ltd.	196,116	56,987,746
Tata Consumer Products Ltd.	3,239,683	36,581,845
		149,631,928
Gas Utilities — 0.5%
GAIL India Ltd.	13,375,443	21,171,815
Indraprastha Gas Ltd.	1,830,822	8,554,274
		29,726,089
Ground Transportation — 0.2%
Container Corp. of India Ltd.	1,593,589	14,852,209

Health Care Providers & Services — 1.1%
Apollo Hospitals Enterprise Ltd.	584,964	38,806,264
Max Healthcare Institute Ltd.	4,517,483	34,418,852
		73,225,116
Hotels, Restaurants & Leisure — 1.3%
Indian Hotels Co. Ltd. (The), Class A	4,953,222	25,071,872
Jubilant Foodworks Ltd.	2,301,071	15,497,996
Zomato Ltd.(b)	30,014,113	42,757,683
		83,327,551
Independent Power and Renewable Electricity Producers — 2.0%
Adani Green Energy Ltd.(b)	1,841,326	22,715,805

Schedule of Investments (unaudited) (continued)	iShares® MSCI India ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Adani Power Ltd.(b)	4,483,428	$23,198,371
NTPC Ltd.	25,361,043	79,537,900
		125,452,076
Industrial Conglomerates — 0.4%
Siemens Ltd.	517,452	22,719,873

Insurance — 2.0%
HDFC Life Insurance Co. Ltd.(a)	5,623,353	46,675,040
ICICI Lombard General Insurance Co. Ltd.(a)	1,399,427	24,866,490
ICICI Prudential Life Insurance Co. Ltd.(a)	2,073,358	13,995,500
SBI Life Insurance Co. Ltd.(a)	2,618,287	45,132,114
		130,669,144
Interactive Media & Services — 0.4%
Info Edge India Ltd.	412,389	22,843,322

IT Services — 12.6%
HCL Technologies Ltd.	5,507,609	88,747,321
Infosys Ltd.	19,297,913	337,309,325
Larsen & Toubro Infotech Ltd.(a)	515,953	34,321,984
Mphasis Ltd.	438,405	12,405,247
Persistent Systems Ltd.	288,048	22,105,887
Tata Consultancy Services Ltd.	5,316,662	222,773,501
Tech Mahindra Ltd.	3,118,315	45,714,297
Wipro Ltd.	7,587,440	37,575,435
		800,952,997
Life Sciences Tools & Services — 0.5%
Divi's Laboratories Ltd.	694,304	31,555,201

Machinery — 0.6%
Ashok Leyland Ltd.	8,532,624	18,745,693
Cummins India Ltd.	805,521	18,449,342
		37,195,035
Metals & Mining — 3.1%
APL Apollo Tubes Ltd.	958,591	19,399,129
Hindalco Industries Ltd.	7,157,272	44,386,723
Jindal Steel & Power Ltd.	2,075,117	16,750,148
JSW Steel Ltd.	3,553,007	34,197,782
Tata Steel Ltd.	42,619,591	65,495,954
Vedanta Ltd.	5,394,408	15,124,320
		195,354,056
Oil, Gas & Consumable Fuels — 10.3%
Bharat Petroleum Corp. Ltd.	4,412,677	23,095,838
Coal India Ltd.	8,954,538	36,810,070
Hindustan Petroleum Corp. Ltd.(b)	3,297,917	13,762,438
Indian Oil Corp. Ltd.	16,414,995	22,037,606
Oil & Natural Gas Corp. Ltd.	18,279,407	42,715,711
Petronet LNG Ltd.	4,359,119	10,619,546
Reliance Industries Ltd.	17,695,226	505,057,660
		654,098,869
Passenger Airlines — 0.4%
InterGlobe Aviation Ltd.(a)(b)	784,770	25,480,953
Security	Shares	Value

Personal Care Products — 3.4%
Colgate-Palmolive India Ltd.	789,888	$20,832,979
Dabur India Ltd.	3,604,761	23,248,382
Godrej Consumer Products Ltd.	2,377,706	28,749,363
Hindustan Unilever Ltd.	4,779,595	145,944,353
		218,775,077
Pharmaceuticals — 3.5%
Aurobindo Pharma Ltd.	1,532,446	19,128,663
Cipla Ltd.	3,049,922	44,354,769
Dr.Reddy's Laboratories Ltd.	630,043	43,775,088
Lupin Ltd.	1,190,612	18,291,643
Sun Pharmaceutical Industries Ltd.	5,577,910	82,119,242
Torrent Pharmaceuticals Ltd.	590,123	15,022,816
		222,692,221
Real Estate Management & Development — 0.9%
DLF Ltd.	3,596,681	27,024,480
Godrej Properties Ltd.(b)	727,198	16,379,768
Macrotech Developers Ltd.	1,388,889	14,684,355
		58,088,603
Software — 0.3%
Tata Elxsi Ltd.	199,056	19,728,144

Specialty Retail — 0.5%
Trent Ltd.	1,053,703	35,254,763

Textiles, Apparel & Luxury Goods — 1.6%
Page Industries Ltd.	35,645	15,939,613
Titan Co. Ltd.	2,063,947	86,473,781
		102,413,394
Tobacco — 1.4%
ITC Ltd.	17,395,407	90,936,295

Trading Companies & Distributors — 0.4%
Adani Enterprises Ltd.	993,839	28,158,669

Transportation Infrastructure — 0.5%
Adani Ports & Special Economic Zone Ltd.	3,069,349	30,426,968

Wireless Telecommunication Services — 2.5%
Bharti Airtel Ltd.	13,058,930	159,146,611

Total Investments — 99.9%
(Cost: $3,833,749,668)		6,362,224,046

Other Assets Less Liabilities — 0.1%		3,855,342

Net Assets — 100.0%		$6,366,079,388

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® MSCI India ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$—	$0	(b)	$—	$—	$—	—	$1,071,391	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
IFSC Nifty 50 Index	352	12/28/23	$14,262	$127,480

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$157,144,892	$6,205,079,154	$—	$6,362,224,046

Schedule of Investments (unaudited) (continued)	iShares® MSCI India ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$127,480	$—	$—	$127,480

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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